Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Operating costs	R$ (16,051,866)	R$ (14,350,903)	R$ (12,800,042)
Selling expenses	(984,060)	(911,967)	(825,879)
Bad debt expense, net of recoveries	652,920	782,057	643,730
Administrative expenses	(1,597,548)	(1,398,507)	(1,124,069)
Operating costs and expenses	(19,286,394)	(17,443,434)	(15,393,720)
Salaries Payroll Charges And Benefits [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(2,717,005)	(2,285,765)	(2,026,202)
Selling expenses	(347,536)	(306,864)	(265,435)
Administrative expenses	(423,948)	(284,562)	(250,557)
Operating costs and expenses	(3,488,489)	(2,877,191)	(2,542,194)
Pension Obligations [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(36,998)	(29,796)	(36,771)
Selling expenses	(3,359)	(4,021)	(4,868)
Administrative expenses	(122,248)	(84,670)	(72,170)
Operating costs and expenses	(162,605)	(118,487)	(113,809)
Construction Costs [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(5,474,729)	(4,754,383)	(4,278,337)
Operating costs and expenses	(5,474,729)	(4,754,383)	(4,278,337)
General Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(356,481)	(369,381)	(314,111)
Selling expenses	(6,746)	(7,121)	(7,976)
Administrative expenses	(23,008)	(23,664)	(11,209)
Operating costs and expenses	(386,235)	(400,166)	(333,296)
Treatment Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(558,557)	(598,993)	(364,542)
Operating costs and expenses	(558,557)	(598,993)	(364,542)
Outside Services [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,843,213)	(1,724,347)	(1,517,196)
Selling expenses	(439,995)	(418,632)	(343,763)
Administrative expenses	(287,744)	(250,293)	(250,801)
Operating costs and expenses	(2,570,952)	(2,393,272)	(2,111,760)
Electricity One [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,514,542)	(1,497,644)	(1,462,776)
Selling expenses	(673)	(1,001)	(1,340)
Administrative expenses	(2,020)	(1,896)	(1,715)
Operating costs and expenses	(1,517,235)	(1,500,541)	(1,465,831)
General Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(967,148)	(831,503)	(717,352)
Selling expenses	(116,933)	(107,313)	(136,107)
Administrative expenses	(509,984)	(548,626)	(357,564)
Operating costs and expenses	(1,594,065)	(1,487,442)	(1,211,023)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(2,583,193)	(2,259,091)	(2,082,755)
Selling expenses	(68,818)	(67,015)	(66,390)
Administrative expenses	(138,575)	(124,743)	(104,177)
Operating costs and expenses	(2,790,586)	(2,450,849)	(2,253,322)
Bad Debt Expense Net Of Recoveries [Member]
IfrsStatementLineItems [Line Items]
Bad debt expense, net of recoveries	(652,920)	(782,057)	(643,730)
Operating costs and expenses	(652,920)	(782,057)	(643,730)
Tax Expense [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses	(90,021)	(80,053)	(75,876)
Operating costs and expenses	R$ (90,021)	R$ (80,053)	R$ (75,876)